Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of income tax expense

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Loss before tax	(109,819)	(183,899)	(354,116)
Theoretical tax rate	25.0%	25.0%	25.0%
Tax benefit at theoretical rate	27,455	45,975	88,529
Tax credits	1,794	1,584	873
Permanent differences	478	(16,275)	3,967
Other permanent differences	(975)	(860)	(6,905)
Temporary differences	(30)	(34)	(36)
Tax rate differences	83	100	138
Non recognition of deferred tax assets related to tax losses and temporary differences	(28,930)	(30,569)	(86,589)
Impairment loss of deferred tax asset	(481)	(234)	—
Actual income tax benefit	(607)	(313)	(22)
of which
Current taxes	(62)	(305)	(124)
Deferred taxes	(545)	(8)	102
Effective tax rate	0.06%	0.17%	0.04%